EATON VANCE MUTUAL FUNDS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 002-90946) certifies (a) that the forms of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 345 (“Amendment No. 345”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 345 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-000439) on March 29, 2022:

Eaton Vance Taxable Municipal Bond Fund

EATON VANCE MUTUAL FUNDS TRUST

By:	/s/ Jill R. Damon
Jill R. Damon, Secretary

Date: April 4, 2022